Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Summary of Intangible assets

CTS has the following intangible assets as of December 31:

	2012		2011

($ in thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization

Amortized intangible assets:
Customer lists/relationships	$70,002	$(25,084)	$51,424	$(22,390)
Patents	10,319	(10,319)	10,319	(10,319)
Other intangibles	1,835	(672)	1,220	(368)

Total	82,156	(36,075)	62,963	(33,077)
In-process research & development	820	—	—	—
Goodwill	36,350	—	500	—

Total net intangible assets	$119,326	$(36,075)	$63,463	$(33,077)